CONVERTIBLE NOTES (Details) - USD ($)	Jun. 30, 2016	Jun. 30, 2015	Jun. 04, 2015	Aug. 06, 2014
Debt Instrument [Line Items]
Convertible notes and debenture	$ 4,350,000
Unamortized discounts			$ (20,000)	$ (25,000)
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Convertible notes and debenture	1,721,694	$ 1,455,000
Unamortized discounts	(768,931)	(415,467)
Accrued interest	116,805	26,989
Premium, net	132,955	727,853
Convertible notes, net	$ 1,202,523	$ 1,794,375